UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-05344

WILLIAM BLAIR FUNDS

(Exact name of registrant as specified in charter)

222 WEST ADAMS STREET CHICAGO, IL 60606

(Address of principal executive offices) (Zip code)

Michelle R. Seitz, President, William Blair Funds.

222 West Adams Street

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-236-1600

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ((S)(S) 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Schedule of Investments

William Blair Macro Allocation Fund

Portfolio of Investments, January 31, 2012 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Exchange-Traded Funds
Guggenheim Frontier Markets ETF	7,234	$145
iShares Barclays MBS Bond Fund	9,037	979
iShares iBoxx Investment Grade Corporate Bond Fund	7,526	875
iShares MSCI EAFE Value Index Fund	1,424	64
iShares Russell 1000 Value Index Fund	6,948	458
SPDR Barclays Capital High Yield Bond ETF	25,249	997
SPDR S&P 500 ETF Trust	4,457	585
SPDR S&P Emerging Markets Small Cap ETF	8,389	361
Vanguard MSCI Emerging Markets ETF	4,180	177
Vanguard MSCI European ETF	10,081	440
WisdomTree Emerging Markets Local Debt ETF	820	42

Total Exchange-Traded Funds—82.4% (cost $4,871)		5,123

Repurchase Agreement
Fixed Income Clearing Corporation, 0.100% dated 1/31/12, due 2/1/12, repurchase price $603, collateralized by U.S. Treasury Note, 0.750%, due 8/15/13	$603	603

Total Repurchase Agreement—9.7% (cost $603)		603

U.S. Government
U.S. Treasury Bill, 0.110%, 11/15/12	550	549

Total U.S. Government—8.8% (cost $549)		549

Total Investments before Securities Sold Short—100.9% (cost $6,023)		6,275

Securities Sold Short

Exchange-Traded Funds
iShares Russell 1000 Growth Index Fund	(5,982)	(366)

Total Securities Sold Short—(5.9)% (proceeds $337)		(366)

Written Put Options
DAX (German Stock Index), December 2013 Strike $4		(10)

Total Written Put Options—(0.2)% (proceeds $15)		(10)

Total Investments—94.8% (cost $5,671)		5,899
Cash and other assets, less liabilities—5.2%		322

Net assets—100.0%		$6,221

See accompanying Notes to Portfolio of Investments.

William Blair Macro Allocation Fund

Portfolio of Investments, January 31, 2012 (all dollar amounts in thousands) (unaudited)

A summary of outstanding financial instruments at January 31, 2012 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Deliver/Receive	Counterparty	Local Currency	Current Value	Net Unrealized Gain (Loss)
Purchase

2/15/12	CNY	State Street Bank & Trust Company	4,600	$729	$7
2/15/12	GBP	State Street Bank & Trust Company	273	430	4
2/15/12	HKD	State Street Bank & Trust Company	2,376	307	1
2/15/12	HUF	State Street Bank & Trust Company	50,873	226	10
2/15/12	INR	State Street Bank & Trust Company	19,187	387	24
2/15/12	KRW	State Street Bank & Trust Company	601,358	535	8
2/15/12	MXN	State Street Bank & Trust Company	4,029	309	19
2/15/12	MYR	State Street Bank & Trust Company	1,211	397	16
2/15/12	NOK	State Street Bank & Trust Company	666	113	—	*
2/15/12	PLN	State Street Bank & Trust Company	714	221	13
2/15/12	SGD	State Street Bank & Trust Company	199	158	5
2/15/12	THB	State Street Bank & Trust Company	8,826	285	5
2/15/12	TWD	State Street Bank & Trust Company	9,484	321	6

					$118

*	Amount is between $(500) and $500

See accompanying Notes to Portfolio of Investments.

William Blair Macro Allocation Fund

Portfolio of Investments, January 31, 2012 (all dollar amounts in thousands) (unaudited)

Settlement Date	Deliver/Receive	Counterparty	Local Currency	Current Value	Net Unrealized Gain (Loss)
Sold

2/15/12	AUD	State Street Bank & Trust Company	789	$836	$(50)
2/15/12	BRL	State Street Bank & Trust Company	211	120	(2)
2/15/12	CAD	State Street Bank & Trust Company	175	174	(5)
2/15/12	CHF	State Street Bank & Trust Company	1,029	1,118	3
2/15/12	CNY	State Street Bank & Trust Company	301	48	— *
2/15/12	DKK	State Street Bank & Trust Company	1,662	292	4
2/15/12	EUR	State Street Bank & Trust Company	755	988	13
2/15/12	HKD	State Street Bank & Trust Company	278	36	— *
2/15/12	JPY	State Street Bank & Trust Company	50,124	658	(13)
2/15/12	KRW	State Street Bank & Trust Company	36,484	32	(1)
2/15/12	MYR	State Street Bank & Trust Company	98	32	(1)
2/15/12	NZD	State Street Bank & Trust Company	430	355	(28)
2/15/12	TWD	State Street Bank & Trust Company	3,212	109	(2)

					$(82)

*	Amount is between $(500) and $500.

AUD	=	Australian Dollar
BRL	=	Brazilian Real
CAD	=	Canadian Dollar
CHF	=	Swiss Franc
CNY	=	Chinese Yuan Renminbi
DKK	=	Danish Krone
EUR	=	Euro
GBP	=	British Pound Sterling
HKD	=	Hong Kong Dollar
HUF	=	Hungarian Forint
INR	=	Indian Rupee
JPY	=	Japanese Yen
KRW	=	South Korean Won
MXN	=	Mexican Peso
MYR	=	Malaysian Ringgit
NOK	=	Norwegian Krone
NZD	=	New Zealand Dollar
PLN	=	Polish Zloty
SGD	=	Singapore Dollar
THB	=	Thai Baht
TWD	=	Taiwan New Dollar

See accompanying Notes to Portfolio of Investments.

William Blair Macro Allocation Fund

Portfolio of Investments, January 31, 2012 (all dollar amounts in thousands) (unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Notional Value	Net Unrealized Appreciation (Depreciation)
Purchase
42	EURO STOXX 50 Index	March 2012	$1,330	$77
4	FTSE 100 Index	March 2012	356	10
14	S&P 500 E MINI Index	March 2012	916	38
1	ASX SPI 200 Index	March 2012	112	— *
6	NIKKEI 225 Index	March 2012	346	8

				$133

Sold
5	German Euro Bund	March 2012	$914	$(40)
3	10 Year Japanese Government Bond	March 2012	561	(4)
1	S&P TSE 60 Index	March 2012	141	(5)
8	Swiss Government Bond	March 2012	1,299	(20)

				$(69)

*	Amount is between $(500) and $500.

Total Return Swaps

Pay/Receive Total Return on Reference Entity	Reference Entity	Effective/ Expiration Date	Counterparty	Initial Notional Value	Unrealized Appreciation (Depreciation)	Current Notional Value
3 Month LIBOR plus a specified spread	10 Year U.S. Treasury Note Futures	3/21/12	Credit Suisse Securities (Europe) Limited	(2,340)	$(40)	$(2,380)
3 Month LIBOR plus a specified spread	5 Year U.S. Treasury Note Futures	3/30/12	Credit Suisse Securities (Europe) Limited	(1,104)	(12)	(1,116)

					$(52)	$(3,496)

See accompanying Notes to Portfolio of Investments.

Notes to Portfolios of Investments

(1) Significant Accounting Policies

(a) Description of the Fund

William Blair Funds (the “Fund”) is a diversified mutual fund registered under the Investment Company Act of 1940 (“the 1940 Act”), as amended, as an open-end management investment company. For each portfolio, the number of shares authorized is unlimited. The Fund currently consists of the following twenty-three publicly offered portfolios (the “Portfolios”), each with its own investment objectives and policies.

Equity Portfolios	International Equity Portfolios
Growth	International Growth
Large Cap Growth Small Cap Growth	International Equity International Small Cap Growth
Mid Cap Growth	Emerging Markets Growth
Small-Mid Cap Growth	Emerging Leaders Growth
Large Cap Value	Emerging Markets Small Cap Growth
Small Cap Value	Institutional International Growth
Mid Cap Value	Institutional International Equity
Small-Mid Cap Value	Fixed-Income Portfolios
Global Equity Portfolio	Bond
Global Growth	Income
Dynamic Allocation	Low Duration
Macro Allocation	Money Market Portfolio
Ready Reserves

All Equity, Global Equity, International Equity, Fixed Income and Money Market Portfolios have a fiscal year end of December 31, and issue a separate report.

The investment objectives of the Portfolios are as follows:

Equity	Long-term capital appreciation.
Dynamic Allocation	Long-term risk adjusted total return
Global	Long-term capital appreciation.
International	Long-term capital appreciation.
Fixed-Income	High level of current income with relative stability of principal (Income), maximize total return (Bond, Low Duration)
Money Market	Current income, a stable share price and daily liquidity.

(b) Investment Valuation

The market value of domestic equity securities is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the latest bid price.

The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the latest bid price. The Board of Trustees has determined that the passage of time between when the foreign exchanges or markets close and when the Portfolios compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Portfolios may use an independent pricing service to fair value price the security as of the close of regular trading on the New York Stock Exchange. As a result, a Portfolio’s value for a security may be different from the last sale price (or the latest bid price).

Fixed-income securities are valued by using market quotations or independent pricing services that use either prices provided by market-makers or matrixes that produce estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Option contracts on securities, currencies and other financial instruments traded on one or more exchanges shall be valued at their most recent sale price on the exchange on which they are traded most extensively. Futures contracts (and options thereon) shall be valued at the most recent settlement price on the exchange on which they are traded most extensively. Foreign currency forward contracts shall be valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate as supplied by an independent pricing service.

Other securities, and all other assets, including securities for which a market price is not available or is deemed unreliable, (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value as determined in good faith by, or under the direction of, the Board of Trustees and in accordance with the Fund’s Valuation Procedures. The value of fair valued securities may be different from the last sale price (or the latest bid price), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

The Macro Allocation Portfolio may invest in securities denominated in foreign currencies. As such, assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate on the date of valuation. The values of foreign investments, open forward foreign currency contracts, and cash denominated in foreign currencies are translated into U.S. dollars using a spot market rate of exchange as of the time of the determination of the Portfolio’s Net Asset Value, typically 4:00 p.m. Eastern time on days when there is regular trading on the New York Stock Exchange. Payables and receivables for securities transactions, dividends, interest income and tax reclaims are translated into U.S. dollars using a spot market rate of exchange as of 4:00 p.m. Eastern time. Settlement of purchases and sales and dividend and interest receipts are translated into U.S. dollars using a spot market rate of exchange as of 11:00 a.m. Eastern time.

(c) Repurchase Agreements

In a repurchase agreement, a Portfolio buys a security at one price and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. William Blair & Company, L.L.C. (“William Blair” or the “Advisor”) will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements could involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities. The risk to a Portfolio is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Portfolio is entitled to sell the underlying collateral. The loss, if any, to a Portfolio will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Portfolio may be delayed or limited. Although no definitive creditworthiness criteria are used, the Advisor reviews the creditworthiness of the banks and non-bank dealers with which a Portfolio enters into repurchase agreements to evaluate those risks. A Portfolio may, for tax purposes, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

(d) Derivatives; Options, Forwards, Futures and Swaps

The Macro Allocation Portfolio may enter into derivative contracts with the Portfolio custodian and other counterparties to exploit periodic market inefficiencies by taking long and short positions in various asset classes.

Options contracts give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date.

Forward contracts are commitments either to purchase or sell a currency at a specified future date for a specified price. Forwards are individually traded over-the-counter contracts.

Futures are commitments to either purchase or sell an index, bond or currency at a specified future date for a specified price. Futures are standardized exchange-traded contracts.

Total return swap contracts are commitments where one party agrees to make payments to the other party based on a rate, either fixed or variable, in return for payments from the other party based on the total return of the underlying asset of the swap, both income and capital gains.

(e) Income Taxes

The cost of investments for Federal income tax purposes and related gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) at January 31, 2012, were as follows (in thousands):

Portfolio	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Macro Allocation	$5,671	$257	$(29)	$5,899

(f) Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Portfolio’s investments. A three-tier hierarchy of inputs is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1—Quoted prices (unadjusted) in active markets for an identical security.

•

Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time the net asset value of the Fund is calculated.

•

Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Any transfers between Level 1 and Level 2 are disclosed, effective beginning of the period, in the tables below with the reasons for the transfers disclosed in a footnote, if applicable.

As of January 31, 2012, the hierarchical input levels of securities in the Macro Allocation Portfolio, segregated by security class, are as follows (in thousands):

	Level 1	Level 2	Level 3	Total
Assets
Securities Owned at Fair Value
Exchange-Traded Funds	$5,123	$—	$—	$5,123
U.S. Government Bonds	—	549	—	549
Repurchase Agreements	—	603	—	603

Unrealized Appreciation on Derivatives
Forward Foreign Currency Contracts	—	118	—	118
Futures	133	—	—	133

Liabilities

Securities at Fair Value
Exchange-Traded Funds	(366)	—	—	(366)
Written Put Option	(10)	—	—	(10)

Unrealized Depreciation on Derivatives
Futures Contracts	(69)	—	—	(69)
Total Return Swaps	—	(52)	—	(52)
Forward Foreign Currency Contracts	—	(82)	—	(82)

Total	$4,811	$1,136	$—	$5,947

The Macro Allocation Portfolio held no Level 3 securities during the period ended January 31, 2012.

Item 2. Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WILLIAM BLAIR FUNDS

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President

Date: March 23, 2012

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michelle R. Seitz
Michelle R. Seitz President (Principal Executive Officer)

Date: March 23, 2012

By:	/s/ Colette M. Garavalia
Colette M. Garavalia
Treasurer (Principal Financial Officer)

Date: March 23, 2012